Average Annual Total Returns{- Fidelity Freedom® 2010 Fund} - 03.31 Fidelity Freedom Funds Combo PRO - Class K-09 - Fidelity Freedom® 2010 Fund	Fidelity Freedom 2010 Fund - Class K Return Before Taxes Past 1 year	Fidelity Freedom 2010 Fund - Class K Return Before Taxes Since Inception		LB001 Past 1 year	LB001 Since Inception		F0201 Past 1 year	F0201 Since Inception
Total	5.64%	6.96%	[1]	(1.54%)	3.39%	[1]	5.40%	7.08%	[1]

[1]	(a)From July 20, 2017